RBC BlueBay Ultra-Short Fixed Income Fund Investment Objectives and Goals - RBC BlueBay Ultra-Short Fixed Income Fund	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	RBC BlueBay Ultra-Short Fixed Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to achieve a high level of current income consistent with preservation of capital.